Form N-1A Cover	Jun. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 17, 2026
Prospectus Date	May 01, 2026